LAND USE RIGHTS, NET - Land use rights amortized (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
LAND USE RIGHTS, NET
Cost	$ 35,882	¥ 249,804	¥ 159,494
Accumulated amortization	(2,392)	(16,650)	(12,001)
Land use rights, net	$ 33,490	¥ 233,154	¥ 147,493